1. NATURE OF OPERATIONS AND GOING CONCERN (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Details
Entity Incorporation, Date of Incorporation	Oct. 21, 2005
Entity Address, Address Line One	Suite 410
Entity Address, Address Line Two	325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1Z7
Working capital deficiency	$ 171,465	$ 145,516
Stockholders' Equity Attributable to Parent	$ 6,989,956	$ 7,917,609